Income Taxes - Schedule of Income Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) before income tax from continuing operations
Non-PRC	$ (7,337)	$ (16,308)	$ (3,123)
PRC	78,157	62,891	48,167
Total	$ 70,820	$ 46,583	$ 45,044